Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

7. Leases

Sales-type leases

Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Financing income	5,502,703	337,355	—	—

7. Leases - continued

Operating lease arrangements

The Company leases certain office premises and overseas warehouses under non-cancelable leases, and an operating lease arrangement with the local government of Xiamen for land. Lease costs under operating leases for the years ended December 31, 2021, 2022 and 2023 were RMB 80,884,049, RMB 56,019,089 and RMB 27,357,349 (US$ 3,863,541), respectively.

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB	US$
1 year (Including 1 year)	7,217,720	33,802,951	4,761,045
1 year to 2 years (Including 2 years)	418,138	23,258,088	3,275,833
2 years to 3 years (Including 3 years)	33,840	14,737,167	2,075,687
3 years to 4 years (Including 4 years)	1,151	4,802,888	676,473
4 years to 5 years (Including 5 years)	—	3,982,687	560,950
Over 5 years	—	934,146	131,572
Total lease payments	7,670,849	81,517,927	11,481,560
Less: imputed interest	933,684	11,820,823	1,664,928
Present value of lease liabilities	6,737,165	69,697,104	9,816,632

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2022 and 2023. The weighted average discount rate as of December 31,2022 and 2023 is 3.08%, and 6.52%, respectively. The weighted average remaining lease term as of December 31,2022 and 2023 is 11 months and 36 months, respectively. Lease payments of over 5 years were increased from RMB nil to RMB 934,146 as of December 31, 2023 due to the increase of lease contracts for last-mile delivery service.

Supplemental lease cash flow disclosures

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	49,405,583	25,839,863	3,639,469
Operating ROU assets released in exchange for operating lease liabilities	543,534,687	26,602,626	3,746,903
Operating ROU assets obtained in exchange for new operating lease liabilities	375,303,436	115,402,428	16,254,092